Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are disclosing information about the relationship between “Compensation Actually Paid” and the financial performance of our Company. This disclosure does not necessarily align with how we view the relationship between the Company’s performance and named executive officer compensation. The below table shows Compensation Actually Paid to our CEO and other named executive officers as calculated by adjusting the Summary Compensation Table total amounts for the applicable year.

Year	Summary Compensation for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation for Other Named Executive Officers (3)	Average Compensation Actually Paid to Other Named Executive Officers (4)	Value of Initial Fixed $100 Investment Based On:		Net Income	Return on Equity (6)
					PMT Total Shareholder Return (5)	Peer Group Total Shareholder Return (5)

2025	$1,399,994	$1,508,977	$462,484	$496,331	$129.6	$139.7	$86.1 Million	6.3%

2024	$999,987	$753,675	$374,986	$125,899	$114.4	$110.8	$119.2 Million	8.4%

2023	$999,987	$1,678,774	$434,986	$694,272	$120.9	$105.3	$157.8 Million	11.1%

2022	$999,987	$649,981	$393,732	$262,972	$88.8	$90.3	$(115.1) Million	-7.2%

2021	$999,981	$158,201	$424,977	$110,650	$108.6	$112.8	$25.9 Million	1.3%

(1)
Mr. Spector was our principal executive officer (“CEO”) for all years shown. The amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year.

(2)
The amount reported represent the Compensation Actually Paid to our CEO, computed in accordance with Item 402(v) of Regulation
S-K,
but do not reflect the actual amount of compensation earned by or paid to our CEO in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for our CEO:

Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

2025

SUMMARY COMPENSATION - CEO	$1,399,994

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($1,399,994)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$1,291,809

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	$(97,770)

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$104,340

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$210,598

COMPENSATION ACTUALLY PAID - CEO	$1,508,977

ADJUSTMENTS FROM SUMMARY COMPENSATION	$108,984

(3)
The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The executive officers used to calculate the other named executive officers’ average in each year include Messrs. Jones, Fartaj, Chang (Andrew) and Perotti for 2021; Messrs. Jones, Fartaj, Perotti and Stark for 2022; Messrs. Jones, Fartaj, Perotti, Stark and Chang (William) for 2023; Messrs. Jones, Perotti, Stark, Follette and Chang (William) for 2024; and Messrs. Jones, Perotti, Elbaum and Stark for 2025.

(4)
The amounts reported represent the average Compensation Actually Paid to the other named executive officers other than our CEO as a group, computed in accordance with Item 402(v) of Regulation
S-K.
The amounts do not reflect the actual average amount of compensation earned by or paid to such other named executive officers as a group in the applicable year. Compensation Actually Paid is calculated by making the following adjustments to the Summary Compensation Table amounts for the other named executive officers:

Adjustments to Determine Average Compensation “Actually Paid” for the Other Named Executive Officers
(7)

2025

SUMMARY COMPENSATION – OTHER NAMED EXECUTIVE OFFICERS	$462,484

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($462,484)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$426,746

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	($29,553)

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$30,629

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	$-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$68,509

COMPENSATION ACTUALLY PAID – OTHER NAMED EXECUTIVE OFFICERS	$496,331

ADJUSTMENTS FROM SUMMARY COMPENSATION	$33,846

(5)
Based on initial investment of $100 on December 31, 2020 and a cumulative Total Shareholder Return (Fiscal Year 2021 = 8.6%, Fiscal Year 2022 =
-18.2%,
Fiscal Year 2023 = 36.2%, Fiscal Year 2024 =
-5.4%
and Fiscal Year 2025 = 13.3%). The TSR Peer Group is the Dow Jones U.S. Mortgage REIT Index (Fiscal Year 2021 = 12.8%, Fiscal Year 2022 =
-19.9%,
Fiscal Year 2023 = 16.6%, Fiscal Year 2024 = 5.2% and Fiscal Year 2025 = 26.1%). We replaced the Bloomberg REIT Mortgage Index used in previous years with the Dow Jones U.S. Mortgage REIT Index because the Bloomberg REIT Mortgage Index was discontinued by the third-party index service provider in 2024. The previous returns of the Bloomberg REIT Mortgage Index were: (Fiscal Year 2021 = 17.6%, Fiscal Year 2022 =
-24.4%
and Fiscal Year 2023 = 14.5%).

(6)	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
(7)
The fair values in the tables above have been computed in accordance with the methodology used for financial reporting purposes and, as applicable for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote	The amounts reported represent the average of the amounts reported for the Company’s named executive officers as a group (excluding our CEO), in the “Total” column of the Summary Compensation Table in each applicable year. The executive officers used to calculate the other named executive officers’ average in each year include Messrs. Jones, Fartaj, Chang (Andrew) and Perotti for 2021; Messrs. Jones, Fartaj, Perotti and Stark for 2022; Messrs. Jones, Fartaj, Perotti, Stark and Chang (William) for 2023; Messrs. Jones, Perotti, Stark, Follette and Chang (William) for 2024; and Messrs. Jones, Perotti, Elbaum and Stark for 2025.
Peer Group Issuers, Footnote	Based on initial investment of $100 on December 31, 2020 and a cumulative Total Shareholder Return (Fiscal Year 2021 = 8.6%, Fiscal Year 2022 =
-18.2%,
Fiscal Year 2023 = 36.2%, Fiscal Year 2024 =
-5.4%
and Fiscal Year 2025 = 13.3%). The TSR Peer Group is the Dow Jones U.S. Mortgage REIT Index (Fiscal Year 2021 = 12.8%, Fiscal Year 2022 =
-19.9%,
Fiscal Year 2023 = 16.6%, Fiscal Year 2024 = 5.2% and Fiscal Year 2025 = 26.1%). We replaced the Bloomberg REIT Mortgage Index used in previous years with the Dow Jones U.S. Mortgage REIT Index because the Bloomberg REIT Mortgage Index was discontinued by the third-party index service provider in 2024. The previous returns of the Bloomberg REIT Mortgage Index were: (Fiscal Year 2021 = 17.6%, Fiscal Year 2022 =
-24.4%
	and Fiscal Year 2023 = 14.5%).
PEO Total Compensation Amount	$ 1,399,994	$ 999,987	$ 999,987	$ 999,987	$ 999,981
PEO Actually Paid Compensation Amount	$ 1,508,977	753,675	1,678,774	649,981	158,201
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation “Actually Paid” for the CEO
(7)

2025

SUMMARY COMPENSATION - CEO	$1,399,994

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($1,399,994)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$1,291,809

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	$(97,770)

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$104,340

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$210,598

COMPENSATION ACTUALLY PAID - CEO	$1,508,977

ADJUSTMENTS FROM SUMMARY COMPENSATION	$108,984

Non-PEO NEO Average Total Compensation Amount	$ 462,484	374,986	434,986	393,732	424,977
Non-PEO NEO Average Compensation Actually Paid Amount	$ 496,331	125,899	694,272	262,972	110,650
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Average Compensation “Actually Paid” for the Other Named Executive Officers
(7)

2025

SUMMARY COMPENSATION – OTHER NAMED EXECUTIVE OFFICERS	$462,484

• Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table	($462,484)

• Fair Value of Equity Awards Granted during the Fiscal Year that Remain Unvested as of Fiscal Year-End	$426,746

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Unvested as of Fiscal Year-End	($29,553)

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that Vested during Fiscal Year	$30,629

• Change in Fair Value of Prior Fiscal Year-End Equity Awards that were Forfeited during Fiscal Year	$-

• Dividends paid during Fiscal Year before Vesting Date of Equity Awards	$68,509

COMPENSATION ACTUALLY PAID – OTHER NAMED EXECUTIVE OFFICERS	$496,331

ADJUSTMENTS FROM SUMMARY COMPENSATION	$33,846

Compensation Actually Paid vs. Total Shareholder Return
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2020.

Compensation Actually Paid and Company and Peer Group TSR
(1)

Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and ROE
Total Shareholder Return Vs Peer Group
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year is the closing price on December 31, 2020.

Compensation Actually Paid and Company and Peer Group TSR
(1)

Tabular List, Table
Most Important Financial Performance Measures

Our Compensation Committee utilizes several performance measures and factors to align executive compensation with Company performance not reflected in the Pay Versus Performance table or the Compensation Actually Paid measures. In our assessment, the most important financial performance measures used to link Compensation Actually Paid to our CEO and other named executive officers were:

Return on Equity	Net Income	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 129.6	114.4	120.9	88.8	108.6
Peer Group Total Shareholder Return Amount	139.7	110.8	105.3	90.3	112.8
Net Income (Loss)	$ 86,100,000	$ 119,200,000	$ 157,800,000	$ (115,100,000)	$ 25,900,000
Company Selected Measure Amount	0.063	0.084	0.111	(0.072)	0.013
PEO Name	Mr. Spector
Measure:: 1
Pay vs Performance Disclosure
Name	Return on Equity
Non-GAAP Measure Description	Our Company Selected Measure is Return on Equity, which is calculated as Net Income attributable to common shareholders for a fiscal year divided by average monthly common shareholders’ equity.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 108,984
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,399,994)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,291,809
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(97,770)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,340
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	210,598
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,846
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(462,484)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	426,746
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,553)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,629
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 68,509